Fair value measurement	12 Months Ended
Dec. 31, 2011
Fair value measurement

7. Fair value measurement

The Group did not have any liabilities measured at fair value on a recurring or non-recurring basis for the years ended December 31, 2010 and 2011.

Assets measured at fair value on a recurring basis

As of December 31, 2011, the Group’s assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	Fair value measurements using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Trading securities	$9,993,720	$—	$—	$9,993,720

	$9,993,720	$—	$—	$9,993,720

As of December 31, 2010, the Group’s assets measured at fair value on a recurring basis subsequent to initial recognition were as follows:

	Fair value measurements using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Trading securities	$10,267,178	$—	$—	$10,267,178
Note B	—	—	7,050,000	7,050,000
Equity shares of the Japanese company	1,631,902	—	—	1,631,902
Share options of the Japanese company	—	243,914	—	243,914

	$11,899,080	$243,914	$7,050,000	$19,192,994

Investments in trading securities consist of marketable equity shares and bond funds which measured using the closing prices from the exchange market as of the measurement date; as such, they are classified as Level 1 instruments.

The equity shares of the Japanese company measured using the closing stock prices from the exchange market as of the measurement date; as such, they are classified as Level 1 instruments.

The fair value of the share options of the Japanese company requires the observable inputs directly or indirectly obtained from active markets, including the Japanese company’s stock price, volatility, interest rate, dividends, marketability and expected return requirements. The Group used the Black-Scholes-Merton option-pricing model to determine the fair value of the share options. As such, the derivative asset is classified as a Level 2 instrument.

Note A and Note B (including the embedded derivative) are index-linked notes measured using a discounted cash flow projection on principal and interest based on assumptions supported by, derived or implied from quoted market prices or rates, adjusted for the specific features of the instruments. They are classified as Level 3 instruments. Determining the appropriate fair value model and calculating the fair value of the instruments require the input of significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include comparable bonds issued by the same issuer, risk-free interest rates, global banking industry bond yield curve, data on the indices, volatilities and dividend yield. For initial recognition of Note B, the allocation of the estimates of the fair value of the Note B to the embedded derivative and the debt host is based on the “with and without” method. Subsequent to the initial recognition, the embedded derivative and the debt host are each measured at fair value using appropriate valuation methodology, with any changes in the fair value of the embedded derivative and the debt host recorded in earnings and accumulated other comprehensive income or loss, respectively.

The fair value estimates presented above were based on pertinent information available to the Group as of December 31, 2010 and 2011. Although the Group is not aware of any factors that would significantly affect its fair value estimates, such amounts have not been comprehensively revalued for purposes of financial statements since December 31, 2010 and 2011, respectively, and current estimates of fair value may differ significantly from the amounts presented.

Assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3 inputs)

A summary of changes in Level 3 instruments for the years ended December 31, 2010 and 2011 was as follows:

	For the years ended December 31,
	2010	2011
Balance at beginning of the year	$6,624,000	$7,050,000
Redemption of Note B	—	(7,120,000)
Gain (loss) on change in fair value of embedded derivative	170,690	(255,453)
Realized gain transferred from accumulated other comprehensive income	—	449,453
Unrealized losses included in accumulated other comprehensive income	(127,620)	(336,000)
Accrued interest	382,930	212,000

Balance at end of the year	$7,050,000	$—

The gain for the year ended December 31, 2010 included in net loss that is attributable to the change in unrealized gains or losses relating to the assets and liabilities still held as of December 31, 2010 consisted of a gain on change in fair value of embedded derivative of $170,690. On July 28, 2011, Note B was disposed of by the Group and cash consideration of $7,120,000 was received. The total gain on the disposition of Note B in 2011 was $70,000 and was recognized in other income in the consolidated statements of operations. Included in the gain is the loss on the disposal of the embedded derivative instrument of $255,453, the realized gain from accumulated other comprehensive income of $113,453, and the accrued interest of $212,000. The Group has no other assets that are measured at fair value on a recurring basis using significant unobservable inputs as of December 31, 2011.

Assets measured at fair value on a non-recurring basis

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2010:

		Fair value measurements using
	Year ended December 31, 2010	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains
Investment in an affiliate	$1,096,751	$—	$—	$1,096,751	$1,038,542

Upon deconsolidation of Shanghai An-Nai-Chi in January 2010, the Group retained 33.2% equity interests in Shanghai An-Nai-Chi with a carrying amount of $58,209 and accounted for the retained investment using the equity method of accounting. The 33.2% retained investment was recorded at the fair value of $1,096,751 on the date the Group deconsolidated Shanghai An-Nai-Chi. The gain on deconsolidation of $1,038,542 was recognized in other income in the statement of operations for the year ended December 31, 2010. For the year ended December 31, 2010, the Group derecognized $0.1 million noncontrolling interests in Shanghai An-Nai-Chi in its consolidated statement of changes in equity and comprehensive income (loss) upon deconsolidation. The Group applied the income approach in measuring the equity value of Shanghai An-Nai-Chi using significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital and terminal growth rate.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2009:

	Year ended December 31, 2009	Fair value measurements using
		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
Acquired intangibles — distribution network	$180,428	$—	$—	$180,428	$(15,247,873)
Investment in an affiliate	4,196,707	—	—	4,196,707	4,794,083

					$(10,453,790)

In 2009, as a result of reduced expectations of future cash flows from certain identified intangible assets, the Group determined that the Yiyang Yukang distribution network with a carrying amount of $15,428,301 was not recoverable and consequently recorded an impairment charge of $15,247,873 for the year ended December 31, 2009. The Group applied the income approach multi-period excess earning method to estimate the fair value of the distribution network. Calculating the fair value of the distribution network requires the input of significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital, terminal growth rate, discount rate, return on contributory asset, attrition rate and tax amortization benefit.

Upon deconsolidation of Shanghai Yimeng in June 2009, the Group retained 18.0% equity interests in Shanghai Yimeng with a negative carrying amount of $597,376 and accounted for the retained investment using the cost method of accounting. The 18.0% retained investment was recorded at the fair value of $4,196,707 on the date the Group deconsolidated Shanghai Yimeng. The Group applied the income approach in measuring the equity value of Shanghai Yimeng using significant estimates and assumptions, some of which are unobservable. The significant estimates and assumptions include business assumptions, weighted average cost of capital and terminal growth rate.